SHARE CAPITAL - Restricted and Deferred Share Unit Plan Activity (Details)	2 Months Ended	12 Months Ended
	Mar. 14, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning (in shares) | shares	465,642	0	413,666
Settled in connection with Premier USA spin-out | shares			(413,666)
Granted (in shares) | shares	731,544	772,170
Settled (in shares) | shares		(236,301)
Forfeited (in shares) | shares		(70,227)
Outstanding, ending (in share) | shares		465,642	0
Outstanding, beginning (in dollars per share) | $ / shares	$ 2.62	$ 0	$ 3.01
Settled in connection with Premier USA spin-out (in dollars per share) | $ / shares			1.38
Granted (in dollars per share) | $ / shares		2.62
Settled (in dollars per share) | $ / shares		2.25
Forfeited (in shares) | $ / shares		2.62
Outstanding, ending (in dollars per share) | $ / shares		$ 2.62	$ 0
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning (in shares) | shares	175,091	0	0
Settled in connection with Premier USA spin-out | shares			0
Granted (in shares) | shares	110,919	175,091
Settled (in shares) | shares		0
Forfeited (in shares) | shares		0
Outstanding, ending (in share) | shares		175,091	0
Outstanding, beginning (in dollars per share) | $ / shares	$ 2.68	$ 0	$ 0
Settled in connection with Premier USA spin-out (in dollars per share) | $ / shares			0
Granted (in dollars per share) | $ / shares		2.68
Settled (in dollars per share) | $ / shares		0
Forfeited (in shares) | $ / shares		0
Outstanding, ending (in dollars per share) | $ / shares		$ 2.68	$ 0